Annual Total Returns - Franklin New York Intermediate-Term Tax-Free Income Fund [BarChart] - Franklin New York Intermediate-Term Tax-Free Income Fund-21 - Franklin New York Intermediate-Term Tax-Free Income Fund - Class A
Mar. 08, 2021
Bar Chart Table:
Annual Return 2011	11.00%
Annual Return 2012	4.90%
Annual Return 2013	(2.64%)
Annual Return 2014	7.02%
Annual Return 2015	2.79%
Annual Return 2016	(0.26%)
Annual Return 2017	3.41%
Annual Return 2018	0.31%
Annual Return 2019	5.89%
Annual Return 2020	3.74%